Cost of revenue (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost of revenue (Details) [Line Items]
Cost of revenue	72.00%	26.00%	34.00%
Percentage of cost revenue	10.00%
Trade payables (in Euro)	€ 37,853	€ 6,112	€ 7,560
Revenue [Member]
Cost of revenue (Details) [Line Items]
Percentage of revenue	88.00%	56.00%	88.00%